Revenue - Schedule of Revenue (Details) - Revenue [Member] - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from contracts with customers
Sale of goods	RM 150,400,000	RM 82,650,000
Total	150,400,000	82,650,000
Timing of revenue recognition
Transferred at a point in time	RM 150,400,000	RM 82,650,000